Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income:
Total	[1]	¥ 4,276,900	¥ 2,113,700	¥ 3,497,900
Expenses:
Interest expense		2,180,064	374,132	467,939
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	[2]	(26,999)	34,587	31,027
Income tax expense (benefit)		35,142	(141,017)	210,716
Net income (loss) attributable to MHFG shareholders		(14,009)	(104,722)	581,765
Parent Company
Income:
Management fees from subsidiaries		43,900	40,462	36,334
Interest income on loans and discounts		177,137	133,215	128,697
Gains on sales of investments in subsidiaries		0	53,005	40
Other income		37,319	11,319	11,970
Total		530,311	517,823	409,013
Expenses:
Operating expenses		52,887	43,192	37,979
Interest expense		175,723	130,453	130,812
Losses on sales of investments in a subsidiary		0	26,606	0
Other expense		2,768	5,946	8,842
Total		231,378	206,197	177,633
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net		(307,879)	(505,891)	341,369
Income (loss) before income tax expense (benefit)		(8,946)	(194,265)	572,749
Income tax expense (benefit)		5,063	(89,543)	(9,016)
Net income (loss) attributable to MHFG shareholders		(14,009)	(104,722)	581,765
Parent Company | Banking Subsidiary
Income:
Banking subsidiaries		209,257	197,717	214,473
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Banking subsidiaries		¥ 62,698	¥ 82,105	¥ 17,499

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.